Notes Payable and Convertible Notes Payable - Schedule of Beneficial Conversion Feature and Warrants (Details) (10-K)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Warrants Value (USD)	$ 32,149
Warrants Term (in years)	5 years
Beneficial Conversion Feature measurement input Value (USD)	$ 17,851
Beneficial Conversion Feature measurement input Term (in years)	0 years
Stock Price [Member] | CAD [Member]
Debt Instrument [Line Items]
Warrants measurement input	1.10
Beneficial Conversion Feature measurement input	1.10
Exercise Price [Member] | CAD [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.51
Beneficial Conversion Feature measurement input	0.51
Dividend Yield [Member]
Debt Instrument [Line Items]
Warrants measurement input	0
Expected Volatility [Member]
Debt Instrument [Line Items]
Warrants measurement input	96.0
Weighted Average Risk-Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants measurement input	2.31
Number of Shares [Member]
Debt Instrument [Line Items]
Warrants measurement input	130,920